UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-0525

Seligman Income and Growth Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue New York, New York	10017
(Address of principal executive offices)	(Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 6/30/07

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Seligman

Income and Growth Fund, Inc.

Mid-Year Report

June 30, 2007

Seeking Total Return Through a Combination of Capital Appreciation and Income, Consistent With a Prudent Allocation Between Equity and Fixed Income Securities

J. & W. SELIGMAN & CO.

INCORPORATED

ESTABLISHED 1864

100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

To The Shareholders

Your mid-year report for Seligman Income and Growth Fund, Inc. follows this letter. The report contains the Fund’s investment results, portfolio of investments, and financial statements as of June 30, 2007.

For the six months ended June 30, 2007, Seligman Income and Growth Fund delivered a total return, based on the net asset value of Class A shares (excluding sales charges), of 5.6%. During the same period, the Fund’s peers, as measured by the Lipper Mixed-Asset Target Allocation Growth Funds Average, returned 5.9%. The broad equity market, represented by the S&P 500 Index, returned 7.0%, and the fixed income market, represented by the Lehman Brothers U.S. Government/Credit Index, returned 1.0%. The Blended Index, comprised of a 60% weighting in the S&P 500 Index and a 40% weighting in the Lehman Brothers U.S. Government/Credit Index, returned 4.6% for the same period.

Thank you for your continued support of Seligman Income and Growth Fund. We look forward to providing you with the investment experience, insight, and solutions you need to seek your financial goals for many years to come.

By order of the Board of Directors,

William C. Morris Chairman	Brian T. Zino President

August 17, 2007

Manager J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017 General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017 General Counsel Sullivan & Cromwell LLP	Shareholder Service Agent Seligman Data Corp. 100 Park Avenue New York, NY 10017 Mail Inquiries to: P.O. Box 9759 Providence, RI 02940-9759

Important Telephone Numbers

(800)  221-2450  Shareholder Services

(800)  445-1777   Retirement Plan Services

(212)  682-7600  Outside the United States

(800)  622-4597  24-Hour Automated Telephone Access Service

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of Seligman Income and Growth Fund and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. The ten-year return for Class B shares reflects automatic conversion to Class A shares approximately eight years after their date of purchase. Returns for Class C, Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Class I shares have no sales charges, and returns are calculated accordingly.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through this website does not form a part of this report or the Fund’s prospectuses or statement of additional information.

Performance and Portfolio Overview

Investment Results

Total Returns

For Periods Ended June 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years		Class C Since Inception 5/27/99		Class I and Class R Since Inception 4/30/03
Class A
With Sales Charge	0.55%	14.01%	7.01%	3.18%		n/a		n/a
Without Sales Charge	5.60	19.73	8.05	3.68		n/a		n/a
Class B
With CDSC#	0.23	13.87	6.96	n/a		n/a		n/a
Without CDSC	5.23	18.87	7.27	3.07	†	n/a		n/a
Class C
With 1% CDSC	4.16	17.80	n/a	n/a		n/a		n/a
Without CDSC	5.16	18.80	7.24	n/a		2.04%		n/a
Class D
With 1% CDSC	4.24	17.88	n/a	n/a		n/a		n/a
Without CDSC	5.24	18.88	7.25	2.90		n/a		n/a
Class I	5.56	19.75	n/a	n/a		n/a		10.39%
Class R
With 1% CDSC	4.44	18.47	n/a	n/a		n/a		n/a
Without CDSC	5.44	19.47	n/a	n/a		n/a		10.10
Benchmarks**
S&P 500 Index	6.96	20.57	10.70	7.12		3.64		14.64
Lehman Brothers U.S. Government/Credit Index	0.97	6.00	4.70	6.08		5.75		3.17
Blended Index	4.56	14.74	8.30	6.70		4.48	††	10.05
Lipper Mixed-Asset Target Allocation Growth Funds Average	5.93	15.86	9.16	6.70		5.80		11.99

Net Asset Value Per Share				Dividends Per Share and Yield Information
	6/30/07	12/31/06	6/30/06	For Periods Ended June 30, 2007
				Dividends Paidø	SEC 30-Day Yieldøø
Class A	$14.62	$14.15	$12.75	$0.32	3.63%
Class B	14.55	14.08	12.70	0.26	3.12
Class C	14.53	14.07	12.69	0.26	3.07
Class D	14.54	14.07	12.69	0.26	3.08
Class I	14.71	14.24	12.80	0.32	3.93
Class R	14.65	14.18	12.77	0.30	3.54

See footnotes on page 4.

Performance and Portfolio Overview

*	Returns for periods of less than one year are not annualized.
**	The Lehman Brothers U.S. Government/Credit Index (Lehman Index), the Blended Index, the Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average), and the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) are unmanaged benchmarks that assume reinvestment of all distributions. The Lehman Index is composed of all bonds that are investment grade (rated Baa or higher by Moody’s Investors Service, Inc. (Moody’s) or BBB or higher by Standard & Poor’s Ratings Services, if unrated by Moody’s), with at least one year to maturity. The Blended Index is an index created by J. & W. Seligman & Co. Incorporated, the Fund’s Manager. The Blended Index is comprised of a 60% weighting in the S&P 500 Index and a 40% weighting in the Lehman Index. The Lipper Mixed-Asset Target Allocation Growth Funds Average measures the performance of funds that, by portfolio practice, maintain a mix of between 60% – 80% equity securities, with the remainder invested in bonds, cash and cash equivalents. The S&P 500 Index measures the performance of 500 of the largest US companies based on market capitalization. The Lipper Average excludes the effect of taxes and sales charges. The Lehman Index, the Blended Index, and the S&P 500 Index exclude the effect of taxes, fees and sales charges. Investors cannot invest directly in an index or an average.
#	The CDSC is 5% if you sell your shares within one year of purchase and 2% for the five-year period.
†	The ten-year return for Class B shares reflects automatic conversion to Class A shares approximately eight years after their date of purchase.
††	From May 28, 1999.
ø	Represents per share amount paid or declared during the six months ended June 30, 2007.
øø	Current yield, representing the annualized yield for the 30-day period ended June 30, 2007, has been computed in accordance with SEC regulations and will vary.

Composition of Net Assets

	Percent of Net Assets			Percent of Net Assets
	6/30/07	12/31/06*		6/30/07	12/31/06*
Common Stocks and Warrants	60.2	60.2	Options Purchased	2.1	2.4
Corporate Bonds	9.6	12.3	Asset-Backed Securities	0.9	0.8
US Government and Government Agency Securities	9.5	9.5	Collateralized Mortgage Obligations	0.8	0.7
Equity-Linked Notes	7.7	3.1	Other Short-Term Holdings and
Preferred Stocks	7.5	8.5	Other Assets Less Liabilities	1.7	2.5
			Total	100.0	100.0

*	Reclassified to conform to current period’s presentation.

Largest Industries†

June 30, 2007

†	Excludes US Government and Government Agency securities, options purchased and short-term holdings.

Performance and Portfolio Overview

Diversification of Net Assets

	Percent of Net Assets
	June 30, 2007	December 31, 2006*
Common Stocks, Warrants, Preferred Stocks and Corporate Bonds:
Aerospace and Defense	1.4	2.5
Air Freight and Logistics	0.9	0.3
Airlines	0.1	—
Automobiles	0.3	0.4
Beverages	—	0.4
Biotechnology	0.9	0.5
Capital Markets	3.7	3.3
Chemicals	2.1	2.9
Commercial Banks	4.6	4.0
Commercial Services and Supplies	0.6	0.8
Communications Equipment	3.6	3.7
Computers and Peripherals	2.3	1.8
Construction Materials	—	0.1
Consumer Finance	2.1	2.6
Containers and Packaging	2.0	1.8
Diversified Consumer Services	0.4	—
Diversified Financial Services	6.2	6.6
Diversified Telecommunication Services	1.7	2.6
Electric Utilities	0.9	1.0
Energy Equipment and Services	0.8	1.0
Food and Staples Retailing	2.4	3.2
Food Products	0.9	0.2
Health Care Equipment and Supplies	1.0	0.8
Health Care Providers and Services	1.0	2.1
Hotels, Restaurants and Leisure	1.6	—
Independent Power Producers and Energy Traders	—	0.5
Industrial Conglomerates	3.0	3.4
Insurance	1.9	1.7
Internet Software and Services	1.5	0.9
IT Services	0.8	1.0
Machinery	0.6	0.7
Media	2.3	1.3

Metals and Mining	1.4	0.7
Multi-Utilities	2.0	2.5
Multiline Retail	0.2	0.5
Office Electronics	0.1	0.3
Oil, Gas and Consumable Fuels	5.1	7.0
Paper and Forest Products	0.2	0.5
Pharmaceuticals	3.8	2.7
Real Estate Investment Trusts	0.4	0.5
Real Estate Management and Development	—	0.3
Road and Rail	0.6	0.7
Semiconductors and Semiconductor Equipment	1.3	0.8
Software	1.7	0.8
Specialty Retail	2.4	2.9
Textiles, Apparel and Luxury Goods	—	0.2
Thrifts and Mortgage Finance	4.2	4.7
Tobacco	2.1	2.6
Trading Companies and Distributors	—	0.1
Wireless Telecommunication Services	0.2	1.1
Total Common Stocks, Warrants, Preferred Stocks and Corporate Bonds	77.3	81.0
US Government and Government Agency Securities	9.5	9.5
Equity-Linked Notes	7.7	3.1
Options Purchased	2.1	2.4
Asset-Backed Securities	0.9	0.8
Collateralized Mortgage Obligations	0.8	0.7
Other Short-Term Holdings and Other Assets Less Liabilities	1.7	2.5
Total	100.0	100.0

*	Reclassified to conform to current period’s presentation.

Performance and Portfolio Overview

Largest Portfolio Holdings†

June 30, 2007

Securityø	Value	Percent of Net Assets
Wachovia	$2,187,350	2.5
Altria Group	1,863,269	2.1
Exxon Mobil	1,854,587	2.1
Bank of America	1,682,794	1.9
General Electric	1,628,431	1.8
JPMorgan Chase	1,479,663	1.7
Capital One Financial	1,228,292	1.4
Citigroup	1,224,703	1.4
Comverse Technology	989,001	1.1
Smurfit-Stone Container	951,665	1.1

There can be no assurance that the securities presented have remained or will remain in the Fund’s portfolio. Information regarding the Fund’s portfolio holdings should not be construed as a recommendation to buy or sell any security or as an indication that any security is suitable for a particular investor.

Largest Portfolio Changes

During the Six Months Ended June 30, 2007

Largest Purchases	Largest Sales
Office Max*	Chevron**
Starbucks*	Foot Locker**
US Treasury Notes 4.5%, 5/15/2017*	DTE Energy**
Scotts Miracle-Gro*	Aetna**
US Treasury Notes 4.75%, 1/31/2012*	Fannie Mae 5.5%, 2/22/2011**
Ameren*	Citizens Communications**
KeyCorp*	Sprint Nextel**
Wachovia	Avis Budget Group**
Johnson & Johnson*	Freddie Mac 5.2%, 3/5/2019**
Las Vegas Sands*	PNC Financial Services Group**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

†	Excludes short-term holdings and options purchased.
ø	Represents common stock unless otherwise stated. The Fund also may hold other securities issued by the companies listed.
*	Position added during the period.
**	Position eliminated during the period.

Understanding and Comparing Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees (if applicable), and other Fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2007 and held for the entire six-month period ended June 30, 2007.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
	Beginning Account Value 1/1/07	Annualized Expense Ratio*	Ending Account Value 6/30/07	Expenses Paid During Period** 1/1/07 to 6/30/07	Ending Account Value 6/30/07	Expenses Paid During Period** 1/1/07 to 6/30/07
Class A	$1,000.00	1.45%	$1,056.00	$ 7.38	$1,017.61	$ 7.24
Class B	1,000.00	2.20	1,052.30	11.20	1,013.88	10.99
Class C	1,000.00	2.20	1,051.60	11.21	1,013.88	10.99
Class D	1,000.00	2.20	1,052.40	11.20	1,013.88	10.99
Class I	1,000.00	1.43	1,055.60	7.28	1,017.71	7.15
Class R	1,000.00	1.70	1,054.40	8.66	1,016.36	8.50

*	Expenses of Class B, Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund’s prospectuses for a description of each share class and its fees, expenses, and sales charges.
**	Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2007 to June 30, 2007, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

Portfolio of Investments (unaudited)

June 30, 2007

	Shares or Warrants		Value

Common Stocks and Warrants 60.2%

Aerospace and Defense 1.4%
Boeing	7,600	shs.	$730,816
Honeywell International	8,800		495,264
			1,226,080

Air Freight and Logistics 0.6%
UTI Worldwide	20,400		546,516

Biotechnology 0.9%
Cephalon*	5,300		426,067
Pharmion*	12,127		351,077
			777,144

Capital Markets 1.4%
Goldman Sachs Group	1,400		303,450
Merrill Lynch	5,400		451,332
Morgan Stanley	5,700		478,116
			1,232,898

Chemicals 1.0%
E. I. du Pont de Nemours	5,400		274,536
Scotts Miracle-Gro	15,000		644,100
			918,636

Commercial Banks 4.0%
Fifth Third Bancorp	7,600		302,252
KeyCorp	19,400		666,002
U.S. Bancorp	10,300		339,385
Wachovia	42,680		2,187,350
			3,494,989

Commercial Services and Supplies 0.6%
Waste Management	13,200		515,460

Communications Equipment 3.6%
Alcatel-Lucent (ADR)*	60,270		843,780
Alcatel-Lucent* (exercise price of $2.75, expiring 12/17/2007)	615,414	wts.	110,774
Cisco Systems*	13,600	shs.	378,760
Comverse Technology*	47,400		989,001
Motorola	13,600	øø	240,720
QUALCOMM	13,400		581,426
			3,144,461

Computers and Peripherals 2.3%
Apple*	3,500		427,140
Hewlett-Packard	10,800		481,896

See footnotes on page 21.

Portfolio of Investments (unaudited)

June 30, 2007

	Shares	Value

Computers and Peripherals (continued)
Network Appliance*	11,100	$324,120
SanDisk*	7,300	357,262
Seagate Technology	21,600	470,232
		2,060,650

Consumer Finance 1.7%
American Express	4,900	299,782
Capital One Financial	15,659	1,228,292
		1,528,074

Containers and Packaging 1.7%
Packaging Corp. of America	22,900	579,599
Smurfit-Stone Container*	71,500	951,665
		1,531,264

Diversified Consumer Services 0.4%
Apollo Group (Class A)*	5,600	327,208

Diversified Financial Services 5.0%
Bank of America	34,420	1,682,794
Citigroup	23,878	1,224,703
JPMorgan Chase	30,540	1,479,663
		4,387,160

Diversified Telecommunication Services 1.0%
Qwest Communications*	60,000	582,000
Time Warner Telecom (Class A)*	12,900	259,290
		841,290

Energy Equipment and Services 0.8%
Halliburton	13,300	458,850
Weatherford International*	3,700	204,388
		663,238

Food and Staples Retailing 2.4%
Costco Wholesale	8,800	514,976
CVS/Caremark	14,100	513,945
Rite Aid*	121,600	775,808
Wal-Mart Stores	7,200	346,392
		2,151,121

Food Products 0.5%
Archer Daniels Midland	12,400	410,316

See footnotes on page 21.

Portfolio of Investments (unaudited)

June 30, 2007

	Shares	Value

Health Care Equipment and Supplies 1.0%
Boston Scientific*	34,000	$521,560
C.R. Bard	2,500	206,575
Gen-Probe*	2,900	175,218
		903,353

Health Care Providers and Services 0.5%
Quest Diagnostics	9,400	485,510

Hotels, Restaurants and Leisure 1.6%
Las Vegas Sands*	7,000	534,730
Starbucks*	32,900	863,296
		1,398,026

Industrial Conglomerates 2.9%
3M	10,300	893,937
General Electric	42,540	1,628,431
		2,522,368

Insurance 1.6%
American International Group	9,500	665,285
Hartford Financial Services Group	7,700	758,527
		1,423,812

Internet Software and Services 1.5%
Google (Class A)*	1,400	732,732
Yahoo!*	21,085	572,036
		1,304,768

IT Services 0.5%
Amdocs*	12,200	485,804

Machinery 0.6%
Caterpillar	6,800	532,440

Media 1.3%
Comcast (Class A)*	13,900	390,868
Gemstar-TV Guide International*	93,600	460,512
Regal Entertainment Group (Class A)	15,100	331,143
		1,182,523

Metals and Mining 1.4%
Alcoa	10,400	421,512
Barrick Gold	17,100	497,097
Freeport-McMoRan Copper & Gold (Class B)	3,900	322,998
		1,241,607

See footnotes on page 21.

Portfolio of Investments (unaudited)

June 30, 2007

	Shares	Value

Multi-Utilities 1.5%
Ameren	13,400	$656,734
TECO Energy	28,800	494,784
Xcel Energy	8,500	173,995
		1,325,513

Oil, Gas and Consumable Fuels 4.3%
ConocoPhillips	9,700	761,450
El Paso	49,000	844,270
Exxon Mobil	22,110	1,854,587
Murphy Oil	5,320	316,221
		3,776,528

Pharmaceuticals 3.7%
Adams Respiratory Therapeutics*	8,400	330,876
Bristol-Myers Squibb	22,800	719,568
Johnson & Johnson	10,100	622,362
Pfizer	29,558	755,798
Wyeth	14,920	855,513
		3,284,117

Road and Rail 0.4%
YRC Worldwide*	8,473	311,806

Semiconductors and Semiconductor Equipment 1.2%
Broadcom (Class A)*	18,400	538,200
Qimonda (ADR)*	17,400	268,830
Texas Instruments	7,400	278,462
		1,085,492

Software 1.7%
Adobe Systems*	10,300	413,545
BEA Systems*	45,800	627,002
Electronic Arts*	9,300	440,076
		1,480,623

Specialty Retail 2.1%
Best Buy	15,000	700,050
OfficeMax	23,100	907,830
Urban Outfitters*	11,200	269,136
		1,877,016

Thrifts and Mortgage Finance 1.0%
Countrywide Financial	6,800	247,180
Washington Mutual	14,800	631,072
		878,252

See footnotes on page 21.

Portfolio of Investments (unaudited)

June 30, 2007

	Shares	Value

Tobacco 2.1%
Altria Group	26,565	$1,863,269

Total Common Stocks and Warrants (Cost $49,983,860)		53,119,332

Preferred Stocks 7.5%

Capital Markets 1.8%
Bear Stearns:
Series E 6.15%	6,200	311,550
Series F 5.72%	6,400	318,400
Series G 5.49%	6,800	337,450
Lehman Brothers Holdings:
Series D 5.67%	6,500	315,542
Series F 6.5%	12,500	317,500
		1,600,442

Chemicals 0.6%
E. I. du Pont de Nemours:
Series A $3.50	4,300	292,400
Series B $4.50	3,500	286,125
		578,525

Commercial Banks 0.4%
HSBC USA (Series F) 5.28%#	13,100	336,932

Diversified Financial Services 1.1%
Citigroup:
Series G 6.213%	6,300	315,441
Series H 6.231%	6,100	307,806
Series M 5.864%	6,200	309,876
		933,123

Electric Utilities 0.3%
Pacific Gas & Electric (Series A) 6%	12,400	314,340

Multi-Utilities 0.4%
Consolidated Edison (Series A) $5.00	3,500	318,500

Thrifts and Mortgage Finance 2.9%
Fannie Mae:
Series H 5.81%	6,600	320,760
Series L 5.125%	7,500	335,625
Series M 4.75%	8,100	336,271

See footnotes on page 21.

Portfolio of Investments (unaudited)

June 30, 2007

	Shares or Shares Subject to Call/Put	Value

Thrifts and Mortgage Finance (continued)
Freddie Mac:
Series F 5%	7,700	$331,870
Series K 5.79%	6,100	295,850
Series O 5.81%	6,200	300,452
Series P 6%	6,200	319,300
Series R 5.7%	6,700	321,098
		2,561,226

Total Preferred Stocks (Cost $6,814,944)		6,643,088

Options Purchased* 2.1%

Biotechnology 0.1%
Amgen, Call expiring January 2009 at $60	18,800	127,840

Capital Markets 0.0%
Bear Stearns, Call expiring January 2008 at $150	3,900	37,440

Communications Equipment 0.3%
Comverse Technology, Call expiring January 2008 at $20	50,700	124,215
JDS Uniphase, Call expiring January 2009 at $15	41,900	113,130
QUALCOMM, Call expiring January 2009 at $40	6,500	63,700
		301,045

Computers and Peripherals 0.1%
Seagate Technology, Call expiring June 2008 at $17.50	9,800	49,980
Seagate Technology, Call expiring January 2009 at $25	22,900	57,823
		107,803

Consumer Finance 0.1%
Capital One Financial, Call expiring January 2008 at $80	9,600	57,600

Diversified Financial Services 0.1%
S&P 500 Index, Put expiring August 2007 at $1,500	3,700	111,000

Health Care Equipment and Supplies 0.1%
Boston Scientific, Call expiring January 2009 at $20	46,400	76,560

Household Durables 0.0%
Fortune Brands, Call expiring January 2009 at $85	700	5,950

Internet Software and Services 0.1%
Yahoo!, Call expiring January 2009 at $30	22,100	77,350

See footnotes on page 21.

Portfolio of Investments (unaudited)

June 30, 2007

	Shares Subject to Call or Principal Amount		Value

Metals and Mining 0.1%
Alcoa, Call expiring January 2008 at $35	8,900	shs.	$68,530

Pharmaceuticals 0.1%
Bristol-Myers Squibb, Call expiring September 2007 at $27.50	13,800		57,960

Semiconductors and Semiconductor Equipment 0.5%
Advanced Micro Devices, Call expiring January 2008 at $15	48,600		85,050
Intel, Call expiring January 2009 at $20	20,800		119,600
Marvell Technology Group, Call expiring January 2009 at $20	41,900		111,035
Maxim Integrated Products, Call expiring January 2008 at $35	9,700		26,917
Micron Technology, Call expiring January 2009 at $15	42,200		63,300
			405,902

Software 0.1%
BEA Systems, Call expiring January 2008 at $10	20,200		80,800

Specialty Retail 0.1%
Foot Locker, Call expiring January 2008 at $25	13,700		11,645
OfficeMax, Call expiring January 2008 at $45	14,100		29,963
			41,608

Thrifts and Mortgage Finance 0.1%
Countrywide Financial, Call expiring January 2008 at $37.50	15,100		51,340
Countrywide Financial, Call expiring January 2009 at $37.50	400		2,360
			53,700

Tobacco 0.2%
Altria Group, Call expiring January 2008 at $80	3,800		61,180
Altria Group, Call expiring January 2008 at $85	12,300		144,525
			205,705

Total Options Purchased (Cost $1,863,244)			1,816,793

US Government and Government Agency Securities 9.5%

US Government Securities 4.6%
US Treasury Bonds:
8.125%, 8/15/2021	$60,000		77,348
5.375%, 2/15/2031	450,000		462,235
4.5%, 2/15/2036	271,000		245,467
US Treasury Inflation-Protected Securities:
2%, 1/15/2016	182,198		173,045
2.375%, 1/15/2017	138,332		135,101

See footnotes on page 21.

Portfolio of Investments (unaudited)

June 30, 2007

	Principal Amount	Value

US Government Securities (continued)
US Treasury Notes:
4.75%, 2/28/2009	$85,000	$84,768
4.5%, 3/31/2009	115,000	114,200
4.875%, 5/31/2009	280,000	280,000
4.75%, 1/31/2012	765,000	759,502
4.75%, 5/31/2012	390,000	387,075
4.25%, 8/15/2013	125,000	120,732
4.625% 2/15/2017	330,000	319,688
4.5%, 5/15/2017	935,000	896,724
		4,055,885

Government Agency Securitiesø 0.9%
Fannie Mae:
5.5%, 10/15/2011	155,000	153,560
5%, 7/9/2018	100,000	94,210
Federal Home Loan Bank 5.25%, 7/24/2018	200,000	191,382
Freddie Mac:
5.5%, 8/20/2012	155,000	156,578
4.5%, 7/15/2013	120,000	114,884
5.5%, 7/18/2016	100,000	100,520
		811,134

Government Agency Mortgage-Backed Securities††ø 4.0%
Fannie Mae:
7%, 7/1/2008	11,371	11,454
7%, 2/1/2012	9,962	10,035
8.5%, 9/1/2015	39,657	42,037
6.5%, 5/1/2017	68,101	69,557
5.5%, 2/1/2018	111,963	110,714
5.5%, 11/1/2020	72,654	71,643
4.5%, 12/1/2020#	206,532	196,564
5.45%, 8/25/2035#	220,659	217,670
5.5%, 10/1/2035	225,803	218,372
5.352%, 4/1/2036#	193,324	191,763
6.058%, 4/1/2036#	288,092	291,133
5.996%, 8/1/2036#	208,256	209,363
6.112%, 8/1/2036#	283,032	285,154
6%, 9/1/2036#	184,052	182,215
6%, TBA 7/2007	274,014	271,278
5.5%, TBA 8/2007	365,000	359,468

See footnotes on page 21.

Portfolio of Investments (unaudited)

June 30, 2007

	Principal Amount	Value

Government Agency Mortgage-Backed Securities††ø (continued)
Freddie Mac Gold:
6%, 11/1/2010	$46,280	$46,923
8%, 12/1/2023	54,672	57,583
6.177%, 8/1/2036#	260,861	263,148
6.125%, 12/1/2036#	209,772	211,389
5.963%, 4/1/2037#	198,781	198,813
		3,516,276

Total US Government and Government Agency Securities (Cost $8,473,586)		8,383,295
Corporate Bonds 9.6%

Air Freight and Logistics 0.3%
FedEx 5.5%, 8/15/2009	220,000	220,300

Airlines 0.1%
Continental Airlines 8.75%, 12/1/2011	50,000	49,250
Continental Airlines Series A 5.983%, 4/19/2022	60,000	58,358
		107,608

Automobiles 0.3%
DaimlerChrysler North America 4.875%, 6/15/2010	140,000	137,425
General Motors 8.375%, 7/15/2033	100,000	91,750
		229,175

Capital Markets 0.5%
Ameriprise Financial 5.35%, 11/15/2010	140,000	139,403
Bear Stearns 5.35%, 2/1/2012	75,000	73,668
Lehman Brothers Holdings 5.75%, 5/17/2013	60,000	60,042
Morgan Stanley 5.45%, 1/9/2017	185,000	175,484
		448,597

Chemicals 0.4%
Mosaic 7.625% 12/1/2016†	50,000	51,375
Nova Chemicals 8.484%, 11/15/2013#	200,000	201,000
Praxair 5.375%, 11/1/2016	115,000	111,952
		364,327

Commercial Banks 0.3%
Corporacion Andina de Fomento 5.75%, 1/12/2017	110,000	108,182
Suntrust Preferred Capital I 5.853%, 12/15/2011##	75,000	74,619
Wachovia 5.7%, 8/1/2013	70,000	70,494
		253,295

Commercial Services and Supplies 0.0%
Cintas Corporation No. 2, 6.15%, 8/15/2036	30,000	29,303

See footnotes on page 21.

Portfolio of Investments (unaudited)

June 30, 2007

	Principal Amount		Value

Consumer Finance 0.3%
Nissan Motor Acceptance 5.625%, 3/14/2011†	$295,000		$293,473

Containers and Packaging 0.3%
Berry Plastics Holding 8.875%, 9/15/2014	200,000		203,500
Jefferson Smurfit 8.25%, 10/1/2012	50,000		49,875
			253,375

Diversified Financial Services 0.2%
CIT Group:
5.42%, 3/12/2009#	80,000	øøø	79,773
5.65%, 2/13/2017	85,000		80,664
JPMorgan Chase 5.875%, 3/15/2035	15,000		15,048
			175,485

Diversified Telecommunication Services 0.8%
AT&T 5.456%, 2/5/2010#	70,000	øøø	70,123
BellSouth 5.2%, 9/15/2014	125,000		120,131
Level 3 Financing 9.15%, 2/15/2015#†	250,000		251,250
Qwest 7.5%, 10/1/2014	50,000		51,500
Qwest Communications 8.86%, 2/15/2009#	133,000		134,995
Sprint Capital 8.75%, 3/15/2032	30,000		33,785
			661,784

Electric Utilities 0.5%
Carolina Power & Light 5.25%, 12/15/2015	255,000		245,895
Florida Power and Light 5.85%, 5/1/2037	35,000		33,857
Indiana Michigan Power Company 6.05%, 3/15/2037	110,000		105,490
MidAmerican Energy Holdings 6.125%, 4/1/2036	100,000		96,930
			482,172

Food Products 0.4%
Corn Products 6%, 4/15/2017	120,000		117,600
Pilgrims Pride 8.375%, 5/1/2017	100,000		99,500
Smithfield Foods 7%, 8/1/2011	140,000		140,000
			357,100

Health Care Providers and Services 0.5%
CIGNA 5.375%, 3/15/2017	60,000		57,417
Fresenius Medical Care Capital Trust 7.875%, 6/15/2011	140,000		145,600
HealthSouth 11.409%, 6/15/2014#	200,000		217,000
			420,017

Industrial Conglomerates 0.1%
General Electric Capital 5.375%, 10/20/2016	135,000		130,805

See footnotes on page 21.

Portfolio of Investments (unaudited)

June 30, 2007

	Principal Amount	Value

Insurance 0.3%
Chubb 6%, 5/11/2037	$45,000	$42,986
Hartford Financial Services Group 5.375%, 3/15/2017	80,000	76,988
Prudential Financial 6.1%, 6/15/2017	120,000	121,578
		241,552

IT Services 0.3%
iPayment 9.75%, 5/15/2014	250,000	251,250

Media 1.0%
Cablevision Systems 9.82%, 4/1/2009#	200,000	210,000
Charter Communications Holdings I 13.5%, 1/15/2014	200,000	206,250
Comcast 6.45%, 3/15/2037	60,000	58,010
Time Warner:
5.40%, 7/2/2012†	130,000	127,801
6.5%, 11/15/2036	60,000	57,149
XM Satellite Radio 9.856%, 5/1/2013#	200,000	194,000
		853,210

Multi-Utilities 0.1%
Dominion Resources 5.6%, 11/15/2016	110,000	106,951

Multiline Retail 0.2%
JC Penney 6.375%, 10/15/2036	120,000	114,644
Target 5.375%, 5/1/2017	80,000	76,694
		191,338

Office Electronics 0.1%
Xerox 5.5%, 5/15/2012	120,000	118,062

Oil, Gas and Consumable Fuels 0.8%
Amerada Hess 7.125%, 3/15/2033	55,000	58,014
Canadian National Resources 6.5%, 2/15/2037	80,000	78,774
Chesapeake Energy 7.625%, 7/15/2013	125,000	119,063
Peabody Energy 6.875%, 3/15/2013	140,000	140,000
Pemex Project Funding 8%, 11/15/2011	200,000	217,500
Plains All American Pipeline 6.65%, 1/15/2037†	95,000	93,965
		707,316

Paper and Forest Products 0.2%
Bowater 8.36%, 3/15/2010#	200,000	199,000

Pharmaceuticals 0.1%
Wyeth 5.95%, 4/1/2037	60,000	57,535

See footnotes on page 21.

Portfolio of Investments (unaudited)

June 30, 2007

	Principal Amount		Value

Real Estate Investment Trusts 0.4%
Health Care Properties 6%, 1/30/2017	$110,000		$107,891
iStar Financial 5.5%, 6/15/2012	145,000		142,636
Prologis Trust 5.625%, 11/15/2016	110,000		107,267
			357,794

Road and Rail 0.3%
Avis Budget Car Rental 7.86%, 5/15/2014#	250,000		255,000

Semiconductors and Semiconductor Equipment 0.1%
Freescale Semiconductor 10.125%, 12/15/2016†	100,000		94,500

Specialty Retail 0.2%
GameStop 9.235%, 10/1/2011#	200,000		205,860

Thrifts and Mortgage Finance 0.3%
Countrywide Financial 5.8%, 6/7/2012	90,000		89,460
MGIC Investment 5.625%, 9/15/2011	80,000		79,333
Residential Capital 6.375%, 6/30/2010	60,000		59,265
			228,058

Wireless Telecommunication Services 0.2%
Rogers Wireless 7.25%, 12/15/2012	140,000		147,986

Total Corporate Bonds (Cost $8,498,330)			8,442,228

Asset-Backed Securities†† 0.9%
Centex Home Equity 7.37%, 12/25/2032#	205,869	øøø	206,123
Equifirst Mortgage Loan Trust 3.51%, 12/25/2032#	145,956		143,556
GSAA Home Equity Trust 5.344%, 9/25/2035#	65,000		62,842
Irwin Home Equity 5.7%, 2/25/2034#	138,287	øøø	138,912
Structured Asset Securities 4.04%, 6/25/2033#	274,196		264,594

Total Asset-Backed Securities (Cost $812,684)			816,027

Collateralized Mortgage Obligations†† 0.8%
Bank of America Mortgage Securities 5.311%, 7/25/2034#	87,811		87,537
Homestar Mortgage Acceptance 5.64%, 3/25/2034#	92,750		92,907
Indymac Index Mortgage Loan Trust 6.192%, 3/25/2036#†	262,101		264,846
Wells Fargo 4.733%, 7/25/2034#	262,412		254,582

Total Collateralized Mortgage Obligations (Cost $696,115)			699,872

Short-Term Holdings 8.4%

Equity-Linked Notes### 7.7%
Deutsche Bank:
19.85%, 8/6/2007(1)(a)	334,382		359,877
34.9%, 8/23/2007(1)(b)	478,000		433,781

See footnotes on page 21.

Portfolio of Investments (unaudited)

June 30, 2007

	Principal Amount		Value

Equity-Linked Notes### (continued)
Deutsche Bank (continued):
30.1%, 9/5/2007(1)(c)	$239,000		$231,344
36.2%, 11/2/2007(1)(d)	518,644		510,972
Goldman Sachs Group:
8.25%, 7/27/2007(1)(e)	307,982		327,642
13.75%, 8/2/2007(1)(f)	361,695		372,761
33%, 8/6/2007(1)(g)	469,600		437,943
34.8%, 8/9/2007(1)(h)	434,500		416,747
30.8%, 9/4/2007(1)(i)	477,600		478,165
9.8%, 9/27/2007(1)(j)	306,427		297,915
Merrill Lynch:
30%, 10/3/2007(1)(k)	472,000		421,000
30%, 10/23/2007(1)(l)	271,000		265,043
Morgan Stanley:
31.9%, 8/23/2007(2)(p)	478,000		457,355
10.25%, 8/25/2007(1)(m)	501,022		561,373
30%, 8/31/2007(1)(n)	478,000		471,633
30.35%, 9/6/2007(2)(q)	239,000		202,332
35.3%, 9/6/2007(2)(r)	239,000		203,076
30%, 10/19/2007(1)(o)	370,000		379,206

Total Equity-Linked Notes (Cost $6,975,852)			6,828,165

Repurchase Agreement 0.6%
State Street Bank 4.65%, dated 6/29/2007, maturing 7/2/2007, in the amount of $490,190, collateralized by: $425,000 Federal Home Loan Bank 4.375%, 9/17/2010 with a fair market value of $508,429	490,000		490,000

Corporate Bonds 0.1%
Residential Capital 5.86%, 6/9/2008#	100,000	øøø	99,009

Total Short-Term Holdings (Cost $7,565,852)			7,417,174

Total Investments (Cost $84,708,615) 99.0%			87,337,809

Other Assets Less Liabilities 1.0%			885,859

Net Assets 100.0%			$88,223,668

See footnotes on page 21.

Portfolio of Investments (unaudited)

June 30, 2007

	Shares Subject to Call	Value
Schedule of Options Written

Call Options Written

Motorola, expiring July 2007 at $19 (premiums received $117)	300	$(30)

*	Non-income producing security.

ADR — American Depositary Receipts.

TBA — To be announced.

†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
††	Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepaydowns from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these instruments.
ø	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.
øø	All or part of the security is held as collateral for options written. As of June 30, 2007, the value of securities held as collateral was $10,620.
øø ø	All or part of the security is held as collateral for TBA securities. As of June 30, 2007, the value of securities held as collateral was $434,481.
#	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at June 30, 2007.
##	This security pays a fixed interest rate for a stipulated number of years, after which it pays a floating interest rate.
###	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

(1) The principal amount of the notes plus or minus the lesser of A) the lowest return of the company’s or companies’ respective stock price(s) determined at maturity from the date of purchase of the notes, or B) the percent limit indicated below in parentheses:

(a)	SanDisk (+10%)
(b)	Amdocs, Boston Scientific and Palm (+10%)
(c)	Alcatel-Lucent, BEA Systems and Best Buy (+5%)
(d)	Herbalife, JetBlue Airways and Qwest Communications International (+10%)
(e)	Yahoo! (+20%)
(f)	Marvell Technology (+20%)
(g)	Motorola, SanDisk and Yahoo! (+10%)
(h)	KLA-Tencor, Peabody Energy and Urban Outfitters (+10%)
(i)	BEA Systems, Sprint Nextel and Weatherford International (+10%)
(j)	Seagate Technology (+20%)
(k)	Archer Daniels Midland, Countrywide Financial and Foot Locker (+10%)
(l)	Adams Respiratory Therapeutics, Seagate Technology and Smurfit-Stone Container (+5%)
(m)	eBay (+20%)
(n)	Coldwater Creek, Comverse Technology and Halliburton (+10%)
(o)	Adams Respiratory Therapeutics, Alcatel-Lucent and UTI Worldwide (+9%)

(2) A) If the stock price of any of the companies falls 20% or more at any time during the period from the date of purchase of the notes to maturity, the lesser of i) the principal amount of the notes or ii) the principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes; or otherwise B) the principal amount of the notes:

(p)	Advanced Micro Devices, Alcoa and Bristol-Myers Squibb
(q)	Corning, Las Vegas Sands and Smurfit-Stone Container
(r)	Broadcom, Herbalife and Rite Aid

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2007

Assets:
Investments, at value:
Common stocks and warrants (cost $49,983,860)	$53,119,332
Preferred stocks (cost $6,814,944)	6,643,088
Options purchased (cost $1,863,244)	1,816,793
US Government and Government Agency securities (cost $8,473,586)	8,383,295
Corporate bonds (cost $8,498,330)	8,442,228
Asset-backed securities (cost $812,684)	816,027
Collateralized mortgage obligations (cost $696,115)	699,872
Equity-linked notes (cost $6,975,852)	6,828,165
Other short-term holdings (cost $590,000)	589,009
Total investments (cost $84,708,615)	87,337,809
Restricted cash	19,380
Receivable for securities sold	3,610,733
Dividends and interest receivable	673,564
Receivable for Capital Stock sold	52,740
Investment in, and expenses prepaid to, shareholder service agent	8,114
Receivable from the Manager (Note 3)	50
Other	24,369
Total Assets	91,726,759

Liabilities:
Bank overdraft	12,382
Payable for securities purchased	3,133,066
Payable for Capital Stock repurchased	200,707
Management fee payable	43,881
Distribution and service (12b-1) fees payable	30,388
Options written, at value (premiums received $117)	30
Accrued expenses and other	82,637
Total Liabilities	3,503,091
Net Assets	$88,223,668

(Continued on page 23.)

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited) (continued)

June 30, 2007

Composition of Net Assets:
Capital Stock, at par ($1 par value; 500,000,000 shares authorized; 6,041,112 shares outstanding):
Class A	$4,589,540
Class B	339,190
Class C	400,487
Class D	631,142
Class I	73,648
Class R	7,105
Additional paid-in capital	85,014,537
Undistributed net investment income (Note 6)	511,943
Accumulated net realized loss (Note 6)	(5,973,205)
Net unrealized appreciation of investments and options written	2,629,281
Net Assets	$88,223,668

Net Asset Value Per Share:
Class A ($67,104,148 ÷ 4,589,540 shares)	$14.62
Class B ($4,934,460 ÷ 339,190 shares)	$14.55
Class C ($5,821,067 ÷ 400,487 shares)	$14.53
Class D ($9,176,487 ÷ 631,142 shares)	$14.54
Class I ($1,083,387 ÷ 73,648 shares)	$14.71
Class R ($104,119 ÷ 7,105 shares)	$14.65

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

Investment Income:
Interest	$1,322,415
Dividends	1,725,653
Total Investment Income	3,048,068

Expenses:
Management fee	261,421
Distribution and service (12b-1) fees	180,537
Shareholder account services	131,797
Registration	45,450
Auditing and legal fees	33,123
Custody and related services	30,169
Shareholder reports and communications	14,785
Directors’ fees and expenses	4,530
Miscellaneous	4,885
Total Expenses Before Reimbursement	706,697
Reimbursement of expenses (Note 3)	(397)
Total Expenses After Reimbursement	706,300
Net Investment Income	2,341,768

Net Realized and Unrealized Gain (Loss) on Investments and Options Written
Net realized gain on investments	4,654,964
Net realized gain on options written	40,110
Net change in unrealized appreciation of investments and options written	(2,338,406)
Net Gain on Investments and Options Written	2,356,668
Increase in Net Assets from Operations	$4,698,436

See Notes to Financial Statements.

Statements of Changes in Net Assets

(unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Operations:
Net investment income	$2,341,768	$2,969,917
Net realized gain on investments	4,654,964	7,081,522
Net realized gain on options written	40,110	106,224
Net change in unrealized appreciation of investments and options written	(2,338,406)	2,365,443
Increase in Net Assets from Operations	4,698,436	12,523,106

Distributions to Shareholders:
Net investment income:
Class A	(1,444,726)	(2,312,006)
Class B	(89,183)	(179,630)
Class C	(104,535)	(166,814)
Class D	(167,022)	(276,433)
Class I	(21,934)	(28,246)
Class R	(2,096)	(3,135)
Total	(1,829,496)	(2,966,264)

Capital Share Transactions:
Net proceeds from sales of shares	2,277,695	1,532,410
Investment of dividends	1,369,595	2,148,603
Exchanged from associated funds	1,921,966	3,054,963
Total	5,569,256	6,735,976
Cost of shares repurchased	(7,145,528)	(19,164,915)
Exchanged into associated funds	(415,428)	(1,276,620)
Total	(7,560,956)	(20,441,535)
Decrease in Net Assets from Capital Share Transactions	(1,991,700)	(13,705,559)
Increase (Decrease) in Net Assets	877,240	(4,148,717)

Net Assets:
Beginning of period	87,346,428	91,495,145
End of Period (including undistributed net investment income of $511,943 and $1,074, respectively)	$88,223,668	$87,346,428

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization and Multiple Classes of Shares — Seligman Income and Growth Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Fund offers the following six classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions made within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of Mutual Funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C and Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Prior to June 4, 2007, Class C shares were sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase; and shares purchased through certain financial intermediaries were bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase.

Class I shares are offered to certain institutional clients and other investors, as described in the Fund’s Class I shares prospectus. Class I shares are sold without any sales charges and are not subject to distribution or service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and service (12b-1) fees and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury

Notes to Financial Statements (unaudited)

yield curve or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

b.	Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gain.

On January 1, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 requires the Fund to recognize in its financial statements the impact of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. The Fund has determined that FIN 48 did not have a material impact on the Fund’s financial statements for the six months ended June 30, 2007.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend. Interest income is recorded on an accrual basis. The Fund amortizes discounts and premiums on purchases of portfolio securities for financial reporting purposes.

d.	Repurchase Agreements — The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

e.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service (12b-1) fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2007, distribution and service (12b-1) fees, shareholder account services and registration expenses were class-specific expenses.

f.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

g.

Options — The Fund is authorized to write and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received

Notes to Financial Statements (unaudited)

or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

h.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the Fund’s insurance policies.

i.	Equity-Linked Notes — The Fund may purchase notes created by a counterparty, typically an investment bank. The notes bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities (“Underlying Stocks”) of third party issuers. The exchange value may be limited to an amount less than the actual value of the Underlying Stocks at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

j.	Securities Purchased and Sold on a TBA Basis — The Fund may purchase or sell securities (typically mortgage-backed securities) on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Unsettled TBA commitments are valued at fair value in accordance with the procedures for security valuation described above. The Fund segregates securities as collateral for its obligations to purchase TBA mortgage securities.

k.	Mortgage Dollar Rolls — The Fund may enter into mortgage dollar roll transactions using TBAs in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a pre-determined price. Each mortgage dollar roll is treated as a sale and purchase transaction with any gain or loss recognized at the time of each sale. The Fund may be exposed to a market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

3.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.60% per annum of the first $1 billion of the Fund’s average daily net assets, 0.55% per annum of the next $1 billion of the Fund’s average daily net assets, and 0.50% per annum of the Fund’s average daily net assets in excess of $2 billion. The management fee reflected in the Statement of Operations represents 0.60% per annum of the Fund’s average daily net assets. For the six months ended June 30, 2007, the Manager voluntarily agreed to reimburse $397 of expenses for the Class I shares, $50 of which the Manager owed to the Fund at June 30, 2007.

For the six months ended June 30, 2007, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received commissions and concessions of $5,294 from sales of Class A and (prior to June 4, 2007) Class C shares. Commissions of $37,565 and $1,347 were also paid to dealers for sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2007, fees incurred under the Plan aggregated $80,543, or 0.25% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing

Notes to Financial Statements (unaudited)

personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, Class C, Class D and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

For the six months ended June 30, 2007, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, and 0.50% per annum of the average net daily assets of Class R shares amounted to $25,054, $28,938, $45,746, and $256, respectively.

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service (12b-1) fees pursuant to the Plan. For the six months ended June 30, 2007, the Distributor and Seligman Services, Inc. received distribution and service (12b-1) fees of $9,990.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D and Class R shares. For the six months ended June 30, 2007, such charges amounted to $1,252. The Distributor has sold its rights to third parties to collect any CDSC imposed on redemptions of Class B shares.

For the six months ended June 30, 2007, Seligman Data Corp., which is owned by the Fund and certain associated investment companies, charged the Fund at cost $131,797 for shareholder account services in accordance with a methodology approved by the Fund’s directors.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes, and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the related Guaranties expire in September 2008 and January 2019, respectively. The obligation of the Fund to pay any amount due under the Guaranties is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of June 30, 2007, the Fund’s potential obligation under the Guaranties is $126,000. As of June 30, 2007, no event has occurred which would result in the Fund becoming liable to make any payment under the Guaranties. A portion of the rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

At June 30, 2007, the Fund’s investment in Seligman Data Corp. is recorded at a cost of $3,553.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/losses accrued thereon is included in directors’ fees and expenses, and the accumulated balance thereof at June 30, 2007, of $438 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

4.

Committed Line of Credit — The Fund is a participant in a joint $375 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The

Notes to Financial Statements (unaudited)

credit facility commitment expires in June 2008, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2007, the Fund did not borrow from the credit facility.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding US Government and government agency securities and short-term investments, for the six months ended June 30, 2007, amounted to $82,425,942 and $82,825,650, respectively. Purchases and sales of US Government and government agency obligations were $14,678,807 and $12,128,849, respectively.

6.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended June 30, 2007, and will vary from the final tax information as of the Fund’s year end.

At June 30, 2007, the cost of investments for federal income tax purposes was $84,947,010. The tax basis cost was greater than the cost for financial reporting purposes primarily due to the tax deferral of losses on wash sales in the amount of $221,311 and the amortization of premium for financial reporting purposes of $17,084.

At June 30, 2007, the tax basis components of accumulated losses were as follows:

Gross unrealized appreciation of portfolio securities and options written	$ 4,982,720
Gross unrealized depreciation of portfolio securities and options written	(2,591,921)
Net unrealized appreciation of portfolio securities and options written	2,390,799
Undistributed ordinary income	529,027
Capital loss carryforwards	(10,255,935)
Current period net realized gain	4,504,265
Total accumulated losses	$ (2,831,844)

At December 31, 2006, the Fund had net capital loss carryforwards for federal income tax purposes of $10,255,935, which are available for offset against future taxable net capital gains, expiring in 2010. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.

7.	Capital Share Transactions — The Fund has authorized 500,000,000 shares of $1 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	86,172	$ 1,249,424	49,928	$ 670,739
Investment of dividends	74,887	1,078,555	125,295	1,675,484
Exchanged from associated funds	80,058	1,162,974	129,660	1,731,038
Converted from Class B*	38,072	552,936	136,936	1,806,600
Total	279,189	4,043,889	441,819	5,883,861
Cost of shares repurchased	(326,058)	(4,715,039)	(957,944)	(12,617,575)
Exchanged into associated funds	(14,947)	(218,637)	(42,523)	(551,453)
Total	(341,005)	(4,933,676)	(1,000,467)	(13,169,028)
Decrease	(61,816)	$ (889,787)	(558,648)	$ (7,285,167)

See footnote on page 31.

Notes to Financial Statements (unaudited)

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	12,708	$ 182,683	24,554	$ 324,146
Investment of dividends	4,633	66,374	9,147	121,594
Exchanged from associated funds	28,583	413,908	54,363	722,039
Total	45,924	662,965	88,064	1,167,779
Cost of shares repurchased	(51,943)	(742,318)	(170,723)	(2,235,144)
Exchanged into associated funds	(2,933)	(41,442)	(28,632)	(375,243)
Converted to Class A*	(38,284)	(552,936)	(137,592)	(1,806,600)
Total	(93,160)	(1,336,696)	(336,947)	(4,416,987)
Decrease	(47,236)	$ (673,731)	(248,883)	$(3,249,208)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	17,098	$ 247,322	14,622	$ 192,802
Investment of dividends	5,251	75,386	8,668	115,718
Exchanged from associated funds	10,892	156,500	24,078	328,232
Total	33,241	479,208	47,368	636,752
Cost of shares repurchased	(45,089)	(650,755)	(110,674)	(1,436,834)
Exchanged into associated funds	(5,544)	(78,699)	(11,785)	(151,955)
Total	(50,633)	(729,454)	(122,459)	(1,588,789)
Decrease	(17,392)	$ (250,246)	(75,091)	$ (952,037)
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	26,252	$ 379,060	15,435	$ 202,938
Investment of dividends	8,821	126,325	15,518	206,867
Exchanged from associated funds	13,113	188,584	20,825	273,654
Total	48,186	693,969	51,778	683,459
Cost of shares repurchased	(67,462)	(974,159)	(193,200)	(2,529,135)
Exchanged into associated funds	(5,275)	(76,637)	(15,068)	(195,975)
Total	(72,737)	(1,050,796)	(208,268)	(2,725,110)
Decrease	(24,551)	$ (356,827)	(156,490)	$(2,041,651)
Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	15,050	$ 218,779	10,477	$ 138,511
Investment of dividends	1,511	21,934	2,106	28,246
Total	16,561	240,713	12,583	166,757
Cost of shares repurchased	(4,322)	(62,731)	(10,803)	(140,529)
Increase	12,239	$ 177,982	1,780	$ 26,228
Class R	Shares	Amount
Net proceeds from sales of shares	30	$ 427	243	$ 3,274
Investment of dividends	72	1,021	53	694
Total	102	1,448	296	3,968
Cost of shares repurchased	(37)	(526)	(16,006)	(205,698)
Exchanged into associated funds	(1)	(13)	(147)	(1,994)
Total	(38)	(539)	(16,153)	(207,692)
Increase (decrease)	64	$ 909	(15,857)	$ (203,724)

* Automatic conversion of Class B shares to Class A shares approximately eight years after their initial purchase date.

Notes to Financial Statements (unaudited)

8.	Options Written — Transactions in options written during the six months ended June 30, 2007, were as follows:

	Shares Subject to Call/Put	Premiums
Options outstanding, December 31, 2006	—	$ —
Options written	135,300	231,894
Options expired	(49,300)	(60,403)
Options exercised	(85,100)	(169,676)
Options terminated in closing purchase transactions	(600)	(1,698)
Options outstanding, June 30, 2007	300	$ 117

9.	Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (the “Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was Seligman Income and Growth Fund).

Beginning in February 2004, the Manager was in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager, the Distributor, and Seligman Data Corp. (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas sought various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

Notes to Financial Statements (unaudited)

At the end of September 2005, the Attorney General indicated that it intended to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading.

On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (President of the Manager and the Seligman Funds), reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees charged by Seligman are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, “Damages”), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any Damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing services to the Seligman Funds, including serving as an investment adviser for the Seligman Funds and principal underwriter for the open-end Seligman Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide services to the Seligman Funds. There is no assurance that such exemptive relief will be granted.

Seligman does not believe that the foregoing legal action or other possible actions should have a material adverse impact on Seligman or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

10.	Recently Issued Accounting Pronouncement — In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Fund is currently evaluating the impact of the adoption of SFAS No. 157 but believes the impact will be limited to expanded disclosures in the Fund’s financial statements.

Financial Highlights (unaudited)

The tables below are intended to help you understand each class’s financial performance for the periods presented. Certain information reflects financial results for a single share of a class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

CLASS A

	Six Months Ended 6/30/07		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$14.15		$12.67	$12.70	$11.93	$10.42	$12.04
Income (Loss) from Investment Operations:
Net investment income	0.40		0.48	0.16	0.16	0.14	0.20
Net realized and unrealized gain (loss) on investments and options written	0.39		1.48	(0.02)	0.81	1.54	(1.63)
Total from Investment Operations	0.79		1.96	0.14	0.97	1.68	(1.43)
Less Distributions:
Dividends from net investment income	(0.32)		(0.48)	(0.16)	(0.16)	(0.14)	(0.19)
Dividends in excess of net investment income	—		—	(0.01)	(0.04)	(0.03)	—
Total Distributions	(0.32)		(0.48)	(0.17)	(0.20)	(0.17)	(0.19)
Net Asset Value, End of Period	$14.62		$14.15	$12.67	$12.70	$11.93	$10.42

Total Return	5.60%		15.80%	1.07%	8.18%	16.24%	(11.96)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$67,104		$65,824	$65,985	$78,971	$83,623	$83,312
Ratio of expenses to average net assets	1.45%	†	1.50%	1.42%	1.38%	1.41%	1.38%
Ratio of net investment income to average net assets	5.54%	†	3.62%	1.26%	1.30%	1.29%	1.76%
Portfolio turnover rate	103.45%		357.62%	219.11%	92.74%	238.07%	199.12%

See footnotes on page 39.

Financial Highlights (unaudited)

CLASS B

	Six Months Ended 6/30/07		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$14.08		$12.61	$12.64	$11.88	$10.38	$12.00
Income (Loss) from Investment Operations:
Net investment income	0.34		0.38	0.06	0.07	0.06	0.11
Net realized and unrealized gain (loss) on investments and options written	0.39		1.47	(0.02)	0.80	1.53	(1.62)
Total from Investment Operations	0.73		1.85	0.04	0.87	1.59	(1.51)
Less Distributions:
Dividends from net investment income	(0.26)		(0.38)	(0.06)	(0.07)	(0.06)	(0.11)
Dividends in excess of net investment income	—		—	(0.01)	(0.04)	(0.03)	—
Total Distributions	(0.26)		(0.38)	(0.07)	(0.11)	(0.09)	(0.11)
Net Asset Value, End of Period	$14.55		$14.08	$12.61	$12.64	$11.88	$10.38

Total Return	5.23%		15.01%	0.30%	7.35%	15.35%	(12.62)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,934		$5,441	$8,010	$12,049	$13,847	$13,236
Ratio of expenses to average net assets	2.20%	†	2.25%	2.17%	2.13%	2.17%	2.13%
Ratio of net investment income to average net assets	4.79%	†	2.86%	0.51%	0.55%	0.53%	1.01%
Portfolio turnover rate	103.45%		357.62%	219.11%	92.74%	238.07%	199.12%

See footnotes on page 39.

Financial Highlights (unaudited)

Class C

	Six Months Ended 6/30/07		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$14.07		$12.60	$12.64	$11.88	$10.37	$12.00
Income (Loss) from Investment Operations:
Net investment income	0.34		0.38	0.06	0.07	0.06	0.11
Net realized and unrealized gain (loss) on investments and options written	0.38		1.47	(0.03)	0.80	1.54	(1.63)
Total from Investment Operations	0.72		1.85	0.03	0.87	1.60	(1.52)
Less Distributions:
Dividends from net investment income	(0.26)		(0.38)	(0.06)	(0.07)	(0.06)	(0.11)
Dividends in excess of net investment income	—		—	(0.01)	(0.04)	(0.03)	—
Total Distributions	(0.26)		(0.38)	(0.07)	(0.11)	(0.09)	(0.11)
Net Asset Value, End of Period	$14.53		$14.07	$12.60	$12.64	$11.88	$10.37

Total Return	5.16%		15.02%	0.22%	7.35%	15.46%	(12.70)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5,821		$5,879	$6,213	$6,927	$9,644	$8,800
Ratio of expenses to average net assets	2.20%	†	2.25%	2.17%	2.13%	2.17%	2.13%
Ratio of net investment income to average net assets	4.79%	†	2.86%	0.51%	0.55%	0.53%	1.01%
Portfolio turnover rate	103.45%		357.62%	219.11%	92.74%	238.07%	199.12%

See footnotes on page 39.

Financial Highlights (unaudited)

Class D

	Six Months Ended 6/30/07		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$14.07		$12.61	$12.64	$11.88	$10.37	$12.00
Income (Loss) from Investment Operations:
Net investment income	0.34		0.38	0.06	0.07	0.06	0.11
Net realized and unrealized gain (loss) on investments and options written	0.39		1.46	(0.02)	0.80	1.54	(1.63)
Total from Investment Operations	0.73		1.84	0.04	0.87	1.60	(1.52)
Less Distributions:
Dividends from net investment income	(0.26)		(0.38)	(0.06)	(0.07)	(0.06)	(0.11)
Dividends in excess of net investment income	—		—	(0.01)	(0.04)	(0.03)	—
Total Distributions	(0.26)		(0.38)	(0.07)	(0.11)	(0.09)	(0.11)
Net Asset Value, End of Period	$14.54		$14.07	$12.61	$12.64	$11.88	$10.37

Total Return	5.24%		14.93%	0.30%	7.35%	15.46%	(12.70)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$9,176		$9,228	$10,238	$13,541	$15,853	$16,413
Ratio of expenses to average net assets	2.20%	†	2.25%	2.17%	2.13%	2.17%	2.13%
Ratio of net investment income to average net assets	4.79%	†	2.87%	0.51%	0.55%	0.53%	1.01%
Portfolio turnover rate	103.45%		357.62%	219.11%	92.74%	238.07%	199.12%

See footnotes on page 39.

Financial Highlights (unaudited)

CLASS I

	Six Months Ended 6/30/07		Year Ended December 31,			4/30/03* to 12/31/03
			2006	2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$14.24		$12.73	$12.74	$11.94	$10.71
Income (Loss) from Investment Operations:
Net investment income	0.40		0.48	0.16	0.17	0.11
Net realized and unrealized gain (loss) on investments and options written	0.39		1.51	(0.01)	0.81	1.24
Total from Investment Operations	0.79		1.99	0.15	0.98	1.35
Less Distributions:
Dividends from net investment income	(0.32)		(0.48)	(0.16)	(0.17)	(0.11)
Dividends in excess of net investment income	—		—	—	(0.01)	(0.01)
Total Distributions	(0.32)		(0.48)	(0.16)	(0.18)	(0.12)
Net Asset Value, End of Period	$14.71		$14.24	$12.73	$12.74	$11.94

Total Return	5.56%		15.88%	1.16%	8.30%	12.65%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,083		$874	$759	$942	$864
Ratio of expenses to average net assets	1.43%	†	1.49%	1.40%	1.27%	1.15%	†
Ratio of net investment income to average net assets	5.57%	†	3.62%	1.28%	1.41%	1.42%	†
Portfolio turnover rate	103.45%		357.62%	219.11%	92.74%	238.07%	ø
Without expense reimbursement:††
Ratio of expenses to average net assets	1.51%	†	1.71%
Ratio of net investment income to average net assets	5.49%	†	3.40%

See footnotes on page 39.

Financial Highlights (unaudited)

CLASS R

	Six Months Ended 6/30/07		Year Ended December 31,			4/30/03* to 12/31/03
			2006	2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$14.18		$12.67	$12.72	$11.92	$10.71
Income (Loss) from Investment Operations:
Net investment income	0.38		0.45	0.13	0.13	0.07
Net realized and unrealized gain (loss) on investments and options written	0.39		1.51	(0.03)	0.82	1.26
Total from Investment Operations	0.77		1.96	0.10	0.95	1.33
Less Distributions:
Dividends from net investment income	(0.30)		(0.45)	(0.13)	(0.13)	(0.07)
Dividends in excess of net investment income	—		—	(0.02)	(0.02)	(0.05)
Total Distributions	(0.30)		(0.45)	(0.15)	(0.15)	(0.12)
Net Asset Value, End of Period	$14.65		$14.18	$12.67	$12.72	$11.92

Total Return	5.44%		15.73%	0.78%	7.99%	12.46%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$104		$100	$290	$5	$2
Ratio of expenses to average net assets	1.70%	†	1.75%	1.67%	1.63%	1.71%	†
Ratio of net investment income to average net assets	5.29%	†	3.36%	1.01%	1.05%	0.86%	†
Portfolio turnover rate	103.45%		357.62%	219.11%	92.74%	238.07%	ø

*	Commencement of offering of shares.
ø	Computed at the Fund level for the year ended December 31, 2003.
†	Annualized.
††	The Manager, at its discretion, reimbursed certain expenses for the Class I shares.

See Notes to Financial Statements.

Board of Directors

Maureen Fonseca 3

•	Head of School, The Masters School
•	Trustee, Newark Academy, New York State Association of Independent Schools, and Greens Farms Academy
•	Commissioner, Middle States Association

John R. Galvin 1,3

•	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University
•	Chairman Emeritus, American Council on Germany

John F. Maher 1,3

•	Retired President and Chief Executive Officer of Great Western Financial Corporation and its principal subsidiary, Great Western Bank

Frank A. McPherson 2,3

•	Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation
•

Director, DCP Midstream GP, LLP, Integris Health, Oklahoma Medical Research Foundation, Oklahoma Foundation for Excellence in Education, National Cowboy and Western Heritage Museum, and Oklahoma City Museum of Art

Betsy S. Michel 2,3

•	Attorney
•	Trustee, The Geraldine R. Dodge Foundation

William C. Morris

•	Chairman and Director, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Services, Inc., and Carbo Ceramics Inc.
•	Director, Seligman Data Corp.
•	President and Chief Executive Officer, The Metropolitan Opera Association

Leroy C. Richie 1,3

•	Counsel, Lewis & Munday, P.C.
•	Director, Vibration Control Technologies, LLC
•	Lead Outside Director, Digital Ally Inc. and Infinity, Inc.
•	Director and Chairman, Highland Park Michigan Economic Development Corp.
•	Chairman, Detroit Public Schools Foundation

Robert L. Shafer 2,3

•	Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations

James N. Whitson 1,3

•	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
•	Director, CommScope, Inc.

Brian T. Zino

•	Director and President, J. & W. Seligman & Co. Incorporated
•	Director, Seligman Advisors, Inc. and Seligman Services, Inc.
•	Chairman, Seligman Data Corp.

Member:	1 Audit Committee

2 Director Nominating Committee

3 Board Operations Committee

Executive Officers

William C. Morris

Chairman

Brian T. Zino

President and Chief Executive Officer

John B. Cunningham

Vice President

Eleanor T.M. Hoagland

Vice President and Chief Compliance Officer

J. Eric Misenheimer

Vice President

Francis L. Mustaro

Vice President

Thomas G. Rose

Vice President

Lawrence P. Vogel

Vice President and Treasurer

Frank J. Nasta

Secretary

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]

These website references are inactive textual references and information contained in or otherwise accessible through the websites does not form a part of this report or the Fund’s prospectuses or statement of additional information.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Income and Growth Fund, Inc., which contains information about the investment objectives, risks, charges, and expenses of the Fund, each of which should be considered carefully before investing or sending money.

EQIN3 6/07

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN INCOME AND GROWTH FUND, INC.

By:	/s/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 29, 2007

By:	/s/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	August 29, 2007

SELIGMAN INCOME AND GROWTH FUND, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.